Consolidated Reinsurance (Consolidated Reinsurance) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct Premiums, Life Insurance in Force	$ 629,367	$ 653,270	$ 637,410
Life Insurance in Force, Ceded	206,304	465,841	483,569
Life Insurance in Force, Assumed	6,879	7,006	94,863
Premiums, Net, Life Insurance in Force	$ 429,942	$ 194,435	$ 248,704
Life Insurance in Force Premiums, Percentage Assumed to Net	1.60%	3.60%	38.10%
Consolidated Reinsurance
Gross Amount	$ 1,795	$ 2,296	$ 2,472
Reinsurance ceded	943	1,153	1,090
Assumed	11	79	297
Net premiums	$ 863	$ 1,222	$ 1,679
% Amount Assumed to Net	1.30%	6.50%	17.70%
Life insurance (1)
Consolidated Reinsurance
Gross Amount	$ 1,557	$ 2,067	$ 2,229
Reinsurance ceded	711	929	855
Assumed	11	76	288
Net premiums	$ 857	$ 1,214	$ 1,662
% Amount Assumed to Net	1.30%	6.30%	17.30%
Accident and Health Insurance Product Line [Member]
Consolidated Reinsurance
Gross Amount	$ 238	$ 229	$ 243
Reinsurance ceded	232	224	235
Assumed	0	3	9
Net premiums	$ 6	$ 8	$ 17
% Amount Assumed to Net	0.00%	37.50%	52.90%